Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ (554,844)	$ 1,460,526	$ 2,122,189	$ (4,080,258)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	3,235	3,234	6,469	6,152
Stock based compensation	39,064	251,195	679,268	167,953
Amortization of debt discounts	52,614	66,048	145,038	197,477
Gain on change in fair value of derivative liabilities	(165,938)	(2,493,598)	(4,109,195)	2,386,907
Loss on settlement of liabilities	230,726		46,346	(56,000)
Changes in assets and liabilities:
Prepaid expenses and other current assets			20,808	17,034
Prepaid expenses	(891)	9,456
Accounts payable and accrued expenses	45,481	38,963	68,220	(32,574)
Accrued expenses to related party	5,007	5,309	938
Cash flows used in operating activities:	(345,546)	(658,867)	(1,019,919)	(1,393,309)
Cash flows from financing activities:
Proceeds from advances, related party	75,000	(25,000)	354,693	1,363
Repayments of advances, related party	(15,000)		(25,000)	(8,157)
Proceeds from advances			9,000
Repayments of advances	(9,000)			(17,091)
Proceeds from notes payable, related party		467,000	467,000	285,000
Repayments of notes payable, related party	(16,175)		(55,000)
Repayments of notes payable	(7,981)	(7,981)	(24,750)	(27,604)
Proceeds from convertible promissory notes	250,000	161,000	336,000	175,000
Repayments of convertible promissory notes	(123,860)		(184,080)
Proceeds from the issuance of common stock for cash, net	418,100		90,919
Proceeds from the issuance of common stock and warrants in a private placement	67,043			1,007,913
Receipt of subscription receivable				16,368
Net cash provided by financing activities	638,127	595,019	968,782	1,432,792
Increase (decrease) in cash and cash equivalents	292,581	(63,848)	(51,137)	39,483
Cash and cash equivalents, beginning of period	20,962	72,099	72,099	32,616
Cash and cash equivalents, end of period	313,543	8,251	20,962	72,099
Supplemental disclosure of cash flow information:
Income tax paid
Interest paid	9,169	1,723	948	2,564
Supplemental disclosure of non-cash items:
Resolution of derivative liabilities due to debt conversions and untainted warrants		17,739	52,476	156,309
Reclass of APIC to derivative liabilities for tainted warrants			1,858,199	1,901
Debt discounts due to derivative liabilities		67,352	67,352	146,368
Shares issued for conversion of debt and interest	156,520	35,000	114,400	233,280
Expenses paid by related party on behalf of the Company				21,827
Prepaid insurance financed with note payable	24,750	24,750	24,750	24,850
Cashless exercise of warrants				16,750
Settlement of subscription and interest receivable		17,230	17,230
Issuance of common stock and warrants for equipment				1,908
Issuance of common stock and warrants for settlement of liabilities				11,114
Shares issued for deferred financing costs			20,000
Issuance of common stock and warrants in private placement			124,693
Reclassification of deferred financing costs to equity			$ 20,000
Issuance of common stock and warrants in private placement for settlement of liabilities	$ 514,128